Supplemental Oil And Natural Gas Disclosures (Narrative) (Detail) - $ / bbl	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Oil And Natural Gas Disclosures Unaudited [Abstract]
Base price for crude oil, per Bbl, in the above computations was	42.75	50.28	94.99
Estimated realized prices	15.18